Subsequent event	12 Months Ended
Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Disclosure of non-adjusting events after reporting period [text block]
16.	Subsequent events

On January 31, 2018, the Company granted stock options to purchase 3,580,000 common shares to employees, consultants and directors at an exercise price of $0.17 per common share. These options vest over an 18 month period from the issue date and will expire five years after issuance on January 31, 2023.

See also note 7 for the Company’s acquisition and disposition of investments after the year end.

Minco Silver Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Disclosure of non-adjusting events after reporting period [text block]
17.	Subsequent event

On February 14, 2018, the Company granted 1,968,000 stock options to purchase common shares to employees, consultants and directors at an exercise price of $0.69 per common share. These options vest over an 18 month period from the grant date and expire on February 14, 2023.